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February 23, 2016

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re:	American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing Post-Effective Amendment # 64 (“PEA#64”) to Registration Statement on Form N-1A (Amendment # 66 under the Investment Company Act of 1940). This PEA#64 is being filed for the following purposes:

•	To register two new series of shares of the Trust- the Yorktown Small Cap Fund and the Yorktown Mid Cap Fund; and

•	To register a new Class of Shares- Class C Shares, for the five existing series of the Trust.

On behalf of the Trust, we represent that every effort has been made to ensure that this PEA#64 is complete and does not omit any material information necessary to make the filing compliant. Registrant is seeking selective review of the filing and acceleration of the effective date to March 31, 2016.

This PEA#64 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust. Please direct any comments regarding the Trust’s PEA#64 to me at the above-listed address and phone number. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones
DAVID D. JONES